INVENTORIES - Schedule of inventories (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Finished products	$ 4,945		$ 5,821
Production in process	3,402		4,165
Raw materials	3,867		5,101
Manufacturing supplies, spare parts and other	2,055		2,209
Total	14,269		17,296
Other inventories, spare parts	1,500		1,600
Other current inventories	500		$ 600
Inventory write-down	$ 723	$ 378